SCHEDULE VI-SUPPLEMENTARY INFORMATION CONCERNING PROPERTY-CASUALTY INSURANCE OPERATIONS	12 Months Ended
Dec. 31, 2011
SCHEDULE VI-SUPPLEMENTARY INFORMATION CONCERNING PROPERTY-CASUALTY INSURANCE OPERATIONS
SCHEDULE VI-SUPPLEMENTARY INFORMATION CONCERNING PROPERTY-CASUALTY INSURANCE OPERATIONS

SCHEDULE VI—SUPPLEMENTARY INFORMATION CONCERNING

PROPERTY-CASUALTY INSURANCE OPERATIONS

Years ended December 31, 2011, 2010 and 2009

(in thousands)	Deferred policy	Claims and	Unearned	Net	Net
Affiliation with	acquisition	claim adjustment	premiums,	premiums	investment
Registrant (1)	costs	expense reserves	gross	earned	income

2011	$52,105	$1,150,714	$341,267	$538,452	$63,681
2010	$40,242	$1,173,943	$301,537	$493,382	$66,799
2009	$40,510	$1,146,460	$312,527	$491,961	$67,346

	Claims and claim adjustment
	expenses incurred related to:		Amortization	Paid claims and	Net
	Current	Prior	of deferred	claim adjustment	premiums
	year	year	acquisition costs	expenses	written

2011	$310,145	$(110,061)	$183,868	$276,461	$549,638
2010	$284,575	$(83,243)	$156,894	$191,620	$485,140
2009	$269,965	$(66,577)	$164,195	$202,347	$469,916

(1)         Consolidated property-casualty insurance operations.

See the accompanying report of independent registered accounting firm on page 50 of this report.